Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IA
Average Annual Return, Percent		3.63%	4.81%	6.12%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		3.30%	4.54%	5.85%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		5.53%	4.10%	4.80%
Putnam VT Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Focused International Equity Linked Benchmark
Average Annual Return, Percent	[1]	5.53%	5.66%	7.19%
Putnam VT Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Focused International Equity Linked Benchmark
Average Annual Return, Percent	[2]	5.53%	5.66%	7.19%

[1]
†	The Putnam VT Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through April 29, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[2]
†	The Putnam VT Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through April 29, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.